CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (93,981)	$ (106,780)	$ (51,661)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,477	3,718	2,032
Stock-based compensation	25,363	12,057	1,235
Deferred income taxes	(2,477)	0	0
Change in right-of-use asset	2,180	1,887	1,291
Interest expense on notes and convertible debt	36	1,030	2,446
Amortization of debt issuance costs and debt discount	250	258	344
Change in fair value of warrant liabilities	(2,947)	48,440	6
Change in fair value of derivative liability	0	5,308	0
Gain on extinguishment of tranche right liability	0	(1,610)	0
Provision for doubtful accounts	379	67	169
Inventory write down	808	797	4,764
Write-off of property and equipment	0	0	555
Services exchanged for common stock	0	0	28
Changes in operating assets and liabilities:
Accounts receivable	(8,007)	(1,457)	(594)
Inventory	(3,440)	(3,146)	(5,380)
Prepaid expenses and other assets	350	(1,442)	(538)
Accounts payable	(2,442)	144	2,109
Accrued and other liabilities	9,060	(417)	2,632
Operating lease liability	(1,670)	(971)	375
Net cash used in operating activities	(71,061)	(42,117)	(40,187)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(4,283)	(3,509)	(7,494)
Acquisition, net of cash acquired	(10,946)	0	0
Net cash used in investing activities	(15,229)	(3,509)	(7,494)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the merger and private offering	291,442	0	0
Payment of offering costs	(26,620)	0	0
Repayment of debt	(7,000)	(3,000)	0
Proceeds from issuance of promissory notes to related parties	5,000	0	0
Repayment of promissory notes to related parties	(5,000)	0	0
Repurchase of common stock	(45)	0	0
Proceeds from exercise of stock options	526	1,337	7
Proceeds from exercise of warrants	1	0	0
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost of $265	0	41,526	0
Proceeds from issuance of convertible notes	0	0	40,498
Proceeds from issuance of debt	0	0	10,000
Net cash provided by financing activities	258,304	39,863	50,505
Net increase (decrease) in cash, cash equivalents and restricted cash	172,014	(5,763)	2,824
Cash, cash equivalents and restricted cash at beginning of period	12,642	18,405	15,581
Cash, cash equivalents and restricted cash at end of period	184,656	12,642	18,405
SUPPLEMENTAL DISCLOSURES OF OPERATING ACTIVITIES:
Cash paid for interest	635	1,228	792
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING INFORMATION:
Property and equipment purchases included in accounts payable and accrued liabilities	377	232	825
Right-of-use assets obtained in exchange for operating lease liability	6,265	6,409	3,939
Equity issued in connection with acquisition	61,105	0	0
Issuance of redeemable convertible preferred stock upon exercise of warrants	58,097		0
Conversion of redeemable convertible preferred stock to common stock	97,322	40,016	0
Issuance of common stock pursuant to the conversion of convertible notes and accrued interest	0	78,311	0
Deferred transaction costs not yet paid	0	3,373	0
Reclassification of common stock on exercise of stock options with notes receivable from stockholders	0	44	0
Issuance of warrants per loan agreement amendment	0	0	53
Issuance of common stock on exercise of stock options with notes receivable from stockholders	$ 0	$ 0	$ 44